Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961
StockSnips AI-Powered Sentiment US All Cap ETF (NEWZ)

March 31, 2026
Supplement to the Summary Prospectus and Prospectus,
each dated May 31, 2025, as previously supplemented

The following disclosure replaces the last sentence of the “PRINCIPAL INVESTMENT STRATEGIES” section of the summary prospectus and prospectus:

The portfolio is rebalanced and reconstituted on a bi-weekly basis.

Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.

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